EMPLOYEE POST-RETIREMENT BENEFITS - Savings, Payments, Future Benefits and Assumptions (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions for savings plan and DC Plans	CAD 51
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits	8.00%
Percentage level to which average annual rate was assumed to decrease	5.00%
Effects of a one per cent change in assumed health care cost trend rates
Effect on total of service and interest cost components, Increase	CAD 1
Effect on total of service and interest cost components, Decrease	(1)
Effect on post-retirement benefit obligation, Increase	15
Effect on post-retirement benefit obligation, Decrease	(13)
Pension Benefit Plans
DB Plans
Company's expected funding contributions	100
Estimated future benefit payments, which reflect expected future service
2017	178
2018	183
2019	189
2020	196
2021	200
2022 to 2026	CAD 1,067
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	4.00%	4.20%
Rate of compensation increase	1.20%	0.50%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	4.20%	4.15%	4.95%
Expected long-term rate of return on plan assets	6.70%	6.95%	6.90%
Rate of compensation increase	0.80%	3.15%	3.15%
Net benefit cost
Service cost	CAD 107	CAD 108	CAD 85
Interest cost	127	115	113
Expected return on plan assets	(175)	(155)	(139)
Amortization of actuarial loss	20	35	21
Amortization of past service cost	0	2	2
Amortization of regulatory asset	27	23	18
Amortization of transitional obligation related to regulated business	0	0	0
Net Benefit Cost Recognized	106	128	100
Pre-tax amounts recognized in AOCI
Net loss	268	247	348
Prior service cost	0	0	2
Total pre-tax amounts recognized in AOCI	268	247	350
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	20
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to OCI	(20)	(34)	(21)
Amortization of prior service costs from AOCI to OCI	0	(2)	(2)
Funded status adjustment	43	(67)	137
Total pre-tax amounts recognized in OCI	23	(103)	CAD 114
Pension Benefit Plans | Canada
Other post-retirement benefit plans, Savings Plan and DC Plans
Expected estimated additional letter of credit	233	CAD 214
Pension Benefit Plans | Canada | Scenario, Plan
Other post-retirement benefit plans, Savings Plan and DC Plans
Expected estimated additional letter of credit	20
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions	7
Estimated future benefit payments, which reflect expected future service
2017	19
2018	19
2019	20
2020	20
2021	20
2022 to 2026	CAD 97
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	4.15%	4.40%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	4.30%	4.20%	5.00%
Expected long-term rate of return on plan assets	5.95%	4.60%	4.60%
Net benefit cost
Service cost	CAD 3	CAD 3	CAD 2
Interest cost	13	10	10
Expected return on plan assets	(11)	(2)	(2)
Amortization of actuarial loss	2	3	2
Amortization of past service cost	0	1	0
Amortization of regulatory asset	1	1	1
Amortization of transitional obligation related to regulated business	2	2	2
Net Benefit Cost Recognized	10	18	15
Pre-tax amounts recognized in AOCI
Net loss	23	28	39
Prior service cost	0	0	1
Total pre-tax amounts recognized in AOCI	23	28	40
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	2
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to OCI	(2)	(4)	(2)
Amortization of prior service costs from AOCI to OCI	0	(1)	0
Funded status adjustment	(5)	(7)	9
Total pre-tax amounts recognized in OCI	CAD (7)	CAD (12)	CAD 7